Accrued Liabilities and Other Liabilities	6 Months Ended
Jun. 30, 2019
Payables And Accruals [Abstract]
Accrued Liabilities and Other Liabilities
12.	Accrued liabilities and other liabilities

	As of
	December 31, 2018	June 30, 2019
Accrued liabilities and other current liabilities
Accrued advertising and marketing expense	288,782,409	364,356,163
Cultural development fee and other tax surcharges (1)	76,151,018	103,554,000
Deferred non-refundable incentive payment from depositary bank (2)	2,597,700	2,597,700
Follow on offering issuance cost	—	2,062,410
Accrued employee welfare expense	4,709,056	1,493,000
Convertible loan issuance cost	—	1,307,205
Accrued professional fees	6,074,086	1,279,746
Accrued Series A convertible redeemable preferred shares issuance cost of a subsidiary	126,146	—
Others	690,144	1,733,044

	379,130,559	478,383,268

Non-current
Deferred non-refundable incentive payment from depositary bank (2)	9,686,219	8,419,246

Total	388,816,778	486,802,514

(1)	The Group is subject to a cultural development fee on the provision of advertising services in the PRC. The applicable tax rate is 3% of the net advertising revenues.
(2)
The Company received
non-refundable
incentive payment of US
$
1.8 million (RMB12.5

million) from depositary bank in September 2018. The amount will be recorded ratably as a reduction to general and administrative expense
s
 over a 5 year arrangement period. For the six months ended June 30, 2018 and 2019, the Company has recorded nil and RMB1.3 million as a reduction to general and administrative expenses